Quarterly Financial Data (Unaudited) (Restated) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenues							$ 123,763	$ 65,777
Operating expenses:
Cost of revenues							(38,481)	(31,901)
Selling and marketing							(43,827)	(3,154)
General and administrative							(10,095)	(3,134)
Research and development							(691)	(749)
Total operating expenses							(93,094)	(38,938)
Income from operations							30,669	26,839
Other (expenses) income:
Interest expense, net							(282)	(295)
Total other (expenses) income							19,963	(245)
Income before income tax							50,632	26,594
Income tax (expense) benefit							(1,673)	(191)
Less: net loss attributable to non-controlling interests							(31)	80
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders							48,990	26,323
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)							6,495	(974)
Comprehensive income							55,454	25,429
Less: comprehensive loss attributable to non-controlling interests							(4)	74
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders							$ 55,458	$ 25,355
Earnings per ordinary share
Basic							$ 0.91	$ 0.64
Weighted average shares used in calculating earnings per ordinary share
Basic							53,844,237	41,204,025
Earnings per ordinary share
Dilutive							$ 0.83	$ 0.57
Weighted average shares used in calculating earnings per ordinary share
Dilutive							59,126,237	46,484,025
Quarterly Financial Data [Member]
Revenues	$ 19,651	$ 9,757	$ 18,494	$ 13,753	$ 29,408	$ 32,246
Operating expenses:
Cost of revenues	(5,392)	(4,991)	(10,080)	(8,212)	(10,383)	(18,292)
Selling and marketing	(1,775)	(379)	(456)	(259)	(2,153)	(716)
General and administrative	(3,783)	(1,287)	(1,147)	(639)	(5,070)	(1,786)
Research and development	(130)	(206)	(251)	(197)	(336)	(448)
Total operating expenses	(11,080)	(6,863)	(11,934)	(9,307)	(17,942)	(21,242)
Income from operations	8,571	2,894	6,560	4,446	11,466	11,004
Other (expenses) income:
Interest expense, net	(82)	(87)	(82)	(135)	(169)	(218)
Change in fair value of warrant liability	95	18,117			18,213
Other (expenses) income, net	92	30	(3)	(5)	123	(8)
Total other (expenses) income	105	18,060	(85)	(140)	18,167	(226)
Income before income tax	8,676	20,954	6,475	4,306	29,633	10,778
Income tax (expense) benefit	459	5	64	(172)	464	(107)
Net income	9,135	20,959	6,539	4,134	30,097	10,671
Less: net loss attributable to non-controlling interests	(36)	(59)	(65)	(9)	(94)	(74)
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	9,171	21,018	6,604	4,143	30,191	10,745
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	108	(1,087)	(765)	577	(979)	(188)
Comprehensive income	9,243	19,872	5,774	4,711	29,118	10,483
Less: comprehensive loss attributable to non-controlling interests	(35)	(67)	(70)		(102)	(69)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 9,278	$ 19,939	$ 5,844	$ 4,711	$ 29,220	$ 10,552
Earnings per ordinary share
Basic	$ 0.17	$ 0.46	$ 0.16	$ 0.1	$ 0.6	$ 0.26
Weighted average shares used in calculating earnings per ordinary share
Basic	54,749,415	45,504,828	41,204,025	41,204,025	50,127,122	41,204,025
Earnings per ordinary share
Dilutive	$ 0.16	$ 0.41	$ 0.14	$ 0.09	$ 0.59	$ 0.23
Weighted average shares used in calculating earnings per ordinary share
Dilutive	56,074,415	50,784,828	46,484,025	46,484,025	51,452,122	46,484,025
As previously reported [Member]
Revenues	$ 19,651	$ 9,757			$ 29,408
Operating expenses:
Cost of revenues	(5,392)	(4,991)			(10,383)
Selling and marketing	(1,775)	(379)			(2,153)
General and administrative	(3,783)	(1,287)			(5,070)
Research and development	(130)	(206)			(336)
Total operating expenses	(11,080)	(6,863)			(17,942)
Income from operations		2,894			11,466
Other (expenses) income:
Interest expense, net	(82)	(87)			(169)
Change in fair value of warrant liability
Other (expenses) income, net	92	30			123
Total other (expenses) income	10	(57)			(46)
Income before income tax	8,581	2,837			11,420		$ 30,918
Income tax (expense) benefit	459	5			464
Net income	9,040	2,842			11,884
Less: net loss attributable to non-controlling interests	(36)	(59)			(94)
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	9,076	2,901			11,978		29,276
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	108	(1,087)			(979)
Comprehensive income	9,148	1,755			10,905		35,740
Less: comprehensive loss attributable to non-controlling interests	(35)	(67)			(102)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 9,183	$ 1,822			$ 11,007		$ 35,744
Earnings per ordinary share
Basic	$ 0.17	$ 0.06			$ 0.24		$ 0.54
Weighted average shares used in calculating earnings per ordinary share
Basic	54,749,415	45,504,828			50,127,122
Earnings per ordinary share
Dilutive	$ 0.16	$ 0.06			$ 0.23		$ 0.5
Weighted average shares used in calculating earnings per ordinary share
Dilutive	56,074,415	50,784,828			51,452,122
Restatement Impacts [Member]
Revenues
Operating expenses:
Cost of revenues
Selling and marketing
General and administrative
Research and development
Total operating expenses
Income from operations
Other (expenses) income:
Interest expense, net
Change in fair value of warrant liability	95	18,117			18,213
Other (expenses) income, net
Total other (expenses) income	95	18,117			18,213
Income before income tax	95	18,117			18,213		$ 19,714
Income tax (expense) benefit
Net income	95	18,117			18,213
Less: net loss attributable to non-controlling interests
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	95	18,117			18,213		19,714
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)
Comprehensive income	95	18,117			18,213		19,714
Less: comprehensive loss attributable to non-controlling interests
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 95	$ 18,117			$ 18,213		$ 19,714
Earnings per ordinary share
Basic		$ 0.40			$ 0.36		$ 0.37
Weighted average shares used in calculating earnings per ordinary share
Basic
Earnings per ordinary share
Dilutive		$ 0.35			$ 0.36		$ 0.33
Weighted average shares used in calculating earnings per ordinary share
Dilutive
As Restated [Member]
Revenues	$ 19,651	$ 9,757			$ 29,408
Operating expenses:
Cost of revenues	(5,392)	(4,991)			(10,383)
Selling and marketing	(1,775)	(379)			(2,153)
General and administrative	(3,783)	(1,287)			(5,070)
Research and development	(130)	(206)			(336)
Total operating expenses	(11,080)	(6,863)			(17,942)
Income from operations		2,894			11,466
Other (expenses) income:
Interest expense, net	(82)	(87)			(169)
Change in fair value of warrant liability	95	18,117			18,213
Other (expenses) income, net	92	30			123
Total other (expenses) income	105	18,060			18,167
Income before income tax	8,676	20,954			29,633		$ 50,632
Income tax (expense) benefit	459	5			464
Net income	9,135	20,959			30,097
Less: net loss attributable to non-controlling interests	(36)	(59)			(94)
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	9,171	21,018			30,191		48,990
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	108	(1,087)			(979)
Comprehensive income	9,243	19,872			29,118		55,454
Less: comprehensive loss attributable to non-controlling interests	(35)	(67)			(102)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 9,278	$ 19,939			$ 29,220		$ 55,458
Earnings per ordinary share
Basic	$ 0.17	$ 0.46			$ 0.6		$ 0.91
Weighted average shares used in calculating earnings per ordinary share
Basic	54,749,415	45,504,828			50,127,122
Earnings per ordinary share
Dilutive	$ 0.16	$ 0.41			$ 0.59		$ 0.83
Weighted average shares used in calculating earnings per ordinary share
Dilutive	56,074,415	50,784,828			51,452,122